Income Taxes - Summary of Provision for (Benefit from) Income Tax (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Provision for current tax expense income	₱ 6,200	₱ 7,964	₱ 6,949
Deferred (Note 3)	3,938	1,648	(4,175)
Actual provision for income tax	₱ 10,138	₱ 9,612	₱ 2,774